Investments (Details) (USD $)	0 Months Ended			12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Details
Proceeds from sale of debt securities				$ 0	$ 0	$ 1,757
Fair value of debt security in unrealized loss position				7,526
Gross unrealized losses	4	0	0
Embedded Derivatives, Assets				45,503	8,652
Embedded Derivatives, Liabilities				45,503	8,652
Embedded Derivatives, Increase (Decrease) in fair value				9,581	592
Securities on deposit with regulatory jurisdictions				$ 1,854	$ 1,941